PROPERTY AND EQUIPMENT, NET - Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation [Abstract]
Depreciation expense	$ 412,236	$ 404,927	$ 260,682
Cost of Revenue [Member]
Depreciation [Abstract]
Depreciation expense	297,406	261,582	180,140
Sales and Marketing Expenses [Member]
Depreciation [Abstract]
Depreciation expense	8,665	10,733	7,960
General and Administrative Expenses [Member]
Depreciation [Abstract]
Depreciation expense	93,972	117,593	64,187
Research and Development Expenses [Member]
Depreciation [Abstract]
Depreciation expense	$ 12,193	$ 15,019	$ 8,395